UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2015 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--1.0%
BorgWarner	25,864		1,075,684
Delphi Automotive	32,477		2,469,551
Ford Motor	447,397		6,071,177
General Motors	164,316		4,932,766
Goodyear Tire & Rubber	31,946		936,976
Harley-Davidson	23,730		1,302,777
Johnson Controls	74,072		3,063,618
			19,852,549
Banks--6.0%
Bank of America	1,193,170		18,589,589
BB&T	88,499		3,150,564
Citigroup	343,585		17,045,252
Comerica	20,599		846,619
Fifth Third Bancorp	91,850		1,736,884
Hudson City Bancorp	53,554		544,644
Huntington Bancshares	90,312		957,307
JPMorgan Chase & Co.	423,090		25,795,797
KeyCorp	95,128		1,237,615
M&T Bank	14,966		1,825,104
People's United Financial	35,987		566,076
PNC Financial Services Group	59,269		5,286,795
Regions Financial	155,591		1,401,875
SunTrust Banks	58,981		2,255,433
U.S. Bancorp	189,225		7,760,117
Wells Fargo & Co.	533,707		27,405,854
Zions Bancorporation	21,376		588,695
			116,994,220
Capital Goods--7.1%
3M	71,321		10,111,178
Allegion	10,586		610,389
AMETEK	27,883		1,458,839
Boeing	73,290		9,597,325
Caterpillar	69,238	a	4,525,396
Cummins	19,353	a	2,101,349
Danaher	67,913		5,786,867
Deere & Co.	35,637	a	2,637,138
Dover	18,648		1,066,293
Eaton	53,250		2,731,725
Emerson Electric	76,186		3,365,136
Fastenal	31,763	a	1,162,843
Flowserve	16,046		660,132
Fluor	17,060		722,491
General Dynamics	34,653		4,780,381
General Electric	1,152,316		29,061,410
Honeywell International	88,611		8,390,576

Illinois Tool Works	37,642		3,098,313
Ingersoll-Rand	29,715		1,508,631
Jacobs Engineering Group	14,962	b	560,028
Joy Global	11,046	a	164,917
L-3 Communications Holdings	9,648		1,008,409
Lockheed Martin	30,717		6,367,941
Masco	38,994		981,869
Northrop Grumman	21,412		3,553,321
PACCAR	39,809		2,076,836
Parker Hannifin	15,813		1,538,605
Pentair	20,450		1,043,768
Precision Castparts	15,762		3,620,689
Quanta Services	24,581	a,b	595,106
Raytheon	35,200		3,845,952
Rockwell Automation	15,145		1,536,763
Rockwell Collins	15,332		1,254,771
Roper Technologies	11,636		1,823,361
Snap-on	6,446		972,959
Stanley Black & Decker	17,590		1,705,878
Textron	31,959		1,202,937
United Rentals	10,772	b	646,859
United Technologies	94,519		8,411,246
W.W. Grainger	6,759		1,453,253
Xylem	21,717		713,403
			138,455,283
Commercial & Professional Services--.7%
ADT	20,398	a	609,900
Cintas	10,784		924,728
Dun & Bradstreet	3,879		407,295
Equifax	13,808		1,341,861
Nielsen Holdings	42,172		1,875,389
Pitney Bowes	22,770		451,985
Republic Services	28,367		1,168,720
Robert Half International	14,809		757,628
Stericycle	9,422	b	1,312,579
Tyco International	46,954		1,571,081
Waste Management	48,458		2,413,693
			12,834,859
Consumer Durables & Apparel--1.5%
Coach	32,286		934,034
D.R. Horton	38,365		1,126,396
Fossil Group	5,477	a,b	306,055
Garmin	14,074		504,975
Hanesbrands	46,150		1,335,581
Harman International Industries	7,813		749,970
Hasbro	12,467		899,369
Leggett & Platt	16,111		664,579
Lennar, Cl. A	19,364		931,989
Mattel	40,124		845,011
Michael Kors Holdings	22,330	b	943,219
Mohawk Industries	7,154	b	1,300,526
Newell Rubbermaid	31,745		1,260,594

NIKE, Cl. B	77,425		9,520,952
PulteGroup	38,595		728,288
PVH	9,208		938,664
Ralph Lauren	7,083		836,927
Under Armour, Cl. A	20,503	b	1,984,280
VF	39,349		2,683,995
Whirlpool	8,885		1,308,405
			29,803,809
Consumer Services--1.9%
Carnival	51,361		2,552,642
Chipotle Mexican Grill	3,511	b	2,528,798
Darden Restaurants	13,043		893,967
H&R Block	30,938		1,119,956
Marriott International, Cl. A	22,785		1,553,937
McDonald's	107,542		10,596,113
Royal Caribbean Cruises	19,334		1,722,466
Starbucks	169,737		9,647,851
Starwood Hotels & Resorts
Worldwide	19,883	c	1,321,822
Wyndham Worldwide	13,500		970,650
Wynn Resorts	9,218	a	489,660
Yum! Brands	48,869		3,907,077
			37,304,939
Diversified Financials--4.9%
Affiliated Managers Group	6,403	b	1,094,849
American Express	97,199		7,205,362
Ameriprise Financial	20,356		2,221,450
Bank of New York Mellon	126,737		4,961,754
Berkshire Hathaway, Cl. B	213,709	b	27,867,654
BlackRock	14,617		4,348,119
Capital One Financial	62,305		4,518,359
Charles Schwab	136,540		3,899,582
CME Group	38,495		3,570,026
Discover Financial Services	50,304		2,615,305
E*TRADE Financial	33,219	b	874,656
Franklin Resources	44,589		1,661,386
Goldman Sachs Group	45,876		7,971,414
Intercontinental Exchange	12,836		3,016,332
Invesco	48,435		1,512,625
Legg Mason	11,458		476,767
Leucadia National	37,644		762,667
McGraw-Hill Financial	31,287		2,706,326
Moody's	19,904		1,954,573
Morgan Stanley	174,346		5,491,899
NASDAQ	13,483		719,048
Navient	46,411		521,660
Northern Trust	24,739		1,686,210
State Street	46,454		3,122,173
T. Rowe Price Group	30,161		2,096,190
			96,876,386
Energy--6.8%
Anadarko Petroleum	57,658		3,481,967

Apache	42,821		1,676,870
Baker Hughes	50,024		2,603,249
Cabot Oil & Gas	46,313		1,012,402
Cameron International	21,954	b	1,346,219
Chesapeake Energy	58,371	a	427,859
Chevron	214,175		16,894,124
Cimarex Energy	10,630		1,089,362
Columbia Pipeline Group	35,222		644,210
ConocoPhillips	139,437		6,687,399
CONSOL Energy	26,877	a	263,395
Devon Energy	43,899		1,628,214
Diamond Offshore Drilling	8,510		147,223
Ensco, Cl. A	26,495		373,050
EOG Resources	62,452		4,546,506
EQT	17,150		1,110,806
Exxon Mobil	476,186		35,404,429
FMC Technologies	26,933	b	834,923
Halliburton	96,616		3,415,376
Helmerich & Payne	12,113	a	572,460
Hess	28,143		1,408,839
Kinder Morgan	204,999		5,674,372
Marathon Oil	76,211		1,173,649
Marathon Petroleum	61,455		2,847,210
Murphy Oil	18,555		449,031
National Oilwell Varco	44,242		1,665,711
Newfield Exploration	18,007	b	592,430
Noble Energy	48,441		1,461,949
Occidental Petroleum	87,152		5,765,105
ONEOK	24,138		777,244
Phillips 66	54,797		4,210,601
Pioneer Natural Resources	16,885		2,053,891
Range Resources	19,536	a	627,496
Schlumberger	144,555		9,969,958
Southwestern Energy	43,673	b	554,210
Spectra Energy	75,417		1,981,205
Tesoro	13,979		1,359,318
Transocean	38,519	a	497,665
Valero Energy	56,766		3,411,637
Williams	76,471		2,817,956
			133,459,520
Food & Staples Retailing--2.4%
Costco Wholesale	49,772		7,195,538
CVS Health	127,234		12,275,536
Kroger	110,747		3,994,644
Sysco	63,232		2,464,151
Wal-Mart Stores	179,027		11,608,111
Walgreens Boots Alliance	99,718		8,286,566
Whole Foods Market	40,722		1,288,851
			47,113,397
Food, Beverage & Tobacco--5.5%
Altria Group	223,114		12,137,402
Archer-Daniels-Midland	69,544		2,882,599

Brown-Forman, Cl. B	12,220		1,184,118
Campbell Soup	20,302		1,028,905
Coca-Cola	445,664		17,880,040
Coca-Cola Enterprises	24,965		1,207,058
ConAgra Foods	49,554		2,007,433
Constellation Brands, Cl. A	19,617		2,456,245
Dr. Pepper Snapple Group	21,743		1,718,784
General Mills	68,908		3,867,806
Hershey	17,230		1,583,092
Hormel Foods	15,924		1,008,148
J.M. Smucker	11,730		1,338,276
Kellogg	29,447		1,959,698
Keurig Green Mountain	14,151	a	737,833
Kraft Heinz	67,903		4,792,594
McCormick & Co.	13,266		1,090,200
Mead Johnson Nutrition	23,273		1,638,419
Molson Coors Brewing, Cl. B	18,306		1,519,764
Mondelez International, Cl. A	185,381		7,761,902
Monster Beverage	17,343	b	2,343,733
PepsiCo	168,089		15,850,793
Philip Morris International	176,419		13,995,319
Reynolds American	92,909		4,113,081
Tyson Foods, Cl. A	33,903		1,461,219
			107,564,461
Health Care Equipment & Services--4.9%
Abbott Laboratories	169,681		6,824,570
Aetna	40,148		4,392,593
AmerisourceBergen	23,479		2,230,270
Anthem	29,868		4,181,520
Baxter International	62,312		2,046,949
Becton Dickinson & Co.	23,660		3,138,736
Boston Scientific	149,389	b	2,451,473
C.R. Bard	8,455		1,575,251
Cardinal Health	37,465		2,878,061
Cerner	35,160	b	2,108,194
Cigna	29,120		3,931,782
DaVita HealthCare Partners	19,323	b	1,397,633
DENTSPLY International	15,552		786,465
Edwards Lifesciences	12,015	b	1,708,173
Express Scripts Holding	76,986	b	6,232,787
HCA Holdings	36,441	b	2,819,076
Henry Schein	9,484	b	1,258,716
Humana	16,965		3,036,735
Intuitive Surgical	4,173	b	1,917,827
Laboratory Corporation of America
Holdings	11,446	b	1,241,548
McKesson	26,517		4,906,441
Medtronic	161,480		10,809,471
Patterson	9,314		402,831
Quest Diagnostics	16,325		1,003,498
St. Jude Medical	31,795		2,005,947
Stryker	36,061		3,393,340

Tenet Healthcare	10,967	b	404,902
UnitedHealth Group	108,825		12,624,788
Universal Health Services, Cl. B	10,362		1,293,281
Varian Medical Systems	11,718	a,b	864,554
Zimmer Biomet Holdings	19,489		1,830,602
			95,698,014
Household & Personal Products--1.9%
Clorox	14,869		1,717,816
Colgate-Palmolive	102,615		6,511,948
Estee Lauder, Cl. A	25,196		2,032,813
Kimberly-Clark	41,569		4,532,684
Procter & Gamble	308,925		22,224,065
			37,019,326
Insurance--2.7%
ACE	36,800		3,805,120
Aflac	49,398		2,871,506
Allstate	45,724		2,662,966
American International Group	147,772		8,396,405
Aon	31,525		2,793,430
Assurant	8,010		632,870
Chubb	25,924		3,179,579
Cincinnati Financial	17,282		929,772
Genworth Financial, Cl. A	57,379	b	265,091
Hartford Financial Services Group	48,774		2,232,874
Lincoln National	29,369		1,393,853
Loews	33,515		1,211,232
Marsh & McLennan	61,696		3,221,765
MetLife	127,281		6,001,299
Principal Financial Group	30,769		1,456,604
Progressive	66,745		2,045,067
Prudential Financial	51,214		3,903,019
Torchmark	14,075		793,830
Travelers	35,535		3,536,799
Unum Group	28,026		899,074
XL Group	34,603		1,256,781
			53,488,936
Materials--2.8%
Air Products & Chemicals	21,700		2,768,486
Airgas	8,034		717,677
Alcoa	149,219		1,441,456
Avery Dennison	9,843		556,819
Ball	15,272		949,918
CF Industries Holdings	27,715		1,244,403
Dow Chemical	132,003		5,596,927
E.I. du Pont de Nemours & Co.	102,439		4,937,560
Eastman Chemical	16,508		1,068,398
Ecolab	30,331		3,327,917
FMC	15,196		515,296
Freeport-McMoRan	116,838		1,132,160
International Flavors & Fragrances	9,135		943,280
International Paper	47,984		1,813,315
LyondellBasell Industries, Cl. A	42,583		3,549,719

Martin Marietta Materials	7,638		1,160,594
Monsanto	53,424		4,559,204
Mosaic	38,426		1,195,433
Newmont Mining	60,050		965,004
Nucor	36,646		1,376,057
Owens-Illinois	18,700	b	387,464
PPG Industries	30,891		2,708,832
Praxair	32,558		3,316,358
Sealed Air	24,541		1,150,482
Sherwin-Williams	9,315		2,075,196
Sigma-Aldrich	13,444		1,867,640
Vulcan Materials	15,265		1,361,638
WestRock	29,966		1,541,426
			54,228,659
Media--3.2%
Cablevision Systems, Cl. A	25,862		839,739
CBS, Cl. B	51,494		2,054,611
Comcast, Cl. A	241,378		13,729,581
Comcast, Special Cl. A	42,025	a	2,405,511
Discovery Communications, Cl. A	17,330	a,b	451,100
Discovery Communications, Cl. C	31,593	b	767,394
Interpublic Group of Companies	47,279		904,447
News Corp., Cl. A	43,737		551,961
News Corp., Cl. B	12,058		154,584
Omnicom Group	27,882		1,837,424
Scripps Networks Interactive, Cl.
A	11,252		553,486
TEGNA	25,422		569,199
Time Warner	93,123		6,402,206
Time Warner Cable	32,178		5,771,768
Twenty-First Century Fox, Cl. A	139,356		3,759,825
Twenty-First Century Fox, Cl. B	49,216		1,332,277
Viacom, Cl. B	40,744		1,758,104
Walt Disney	177,352		18,125,374
			61,968,591
Pharmaceuticals, Biotech & Life Sciences--9.5%
AbbVie	189,062		10,286,863
Agilent Technologies	38,392		1,317,997
Alexion Pharmaceuticals	25,634	b	4,008,901
Allergan	44,684	b	12,145,558
Amgen	86,584		11,976,299
Baxalta	62,312		1,963,451
Biogen	26,768	b	7,811,170
Bristol-Myers Squibb	189,820		11,237,344
Celgene	90,382	b	9,776,621
Eli Lilly & Co.	110,656		9,260,801
Endo International	22,950	b	1,589,976
Gilead Sciences	167,461		16,442,996
Johnson & Johnson	315,564		29,457,899
Mallinckrodt	13,102	b	837,742
Merck & Co.	321,937		15,900,468
Mylan	46,836	b	1,885,617

PerkinElmer	12,525		575,649
Perrigo Company	16,627		2,614,928
Pfizer	703,889		22,109,153
Regeneron Pharmaceuticals	8,820	b	4,102,535
Thermo Fisher Scientific	45,471		5,560,194
Vertex Pharmaceuticals	27,575	b	2,871,661
Waters	9,287	b	1,097,816
Zoetis	52,505		2,162,156
			186,993,795
Real Estate--2.7%
American Tower	48,206	c	4,241,164
Apartment Investment & Management,
Cl. A	17,704	c	655,402
AvalonBay Communities	15,186	c	2,654,817
Boston Properties	17,426	c	2,063,238
CBRE Group, Cl. A	31,844	b	1,019,008
Crown Castle International	38,455	c	3,032,946
Equinix	6,499		1,776,827
Equity Residential	41,873	c	3,145,500
Essex Property Trust	7,449	c	1,664,256
General Growth Properties	66,834	c	1,735,679
HCP	52,317	a,c	1,948,808
Host Hotels & Resorts	86,035	c	1,360,213
Iron Mountain	21,589	c	669,691
Kimco Realty	48,688	c	1,189,448
Macerich	15,934	c	1,224,050
Plum Creek Timber	20,051	c	792,215
Prologis	57,819	c	2,249,159
Public Storage	16,772	c	3,549,458
Realty Income	25,900	a,c	1,227,401
Simon Property Group	35,570	c	6,534,920
SL Green Realty	11,356	c	1,228,265
Ventas	37,280	c	2,089,917
Vornado Realty Trust	20,276	c	1,833,356
Welltower	39,961		2,706,159
Weyerhaeuser	59,327	c	1,622,000
			52,213,897
Retailing--5.3%
Advance Auto Parts	8,339		1,580,491
Amazon.com	43,769	b	22,404,913
AutoNation	7,677	b	446,648
AutoZone	3,611	b	2,613,750
Bed Bath & Beyond	19,582	a,b	1,116,566
Best Buy	33,911		1,258,776
CarMax	24,353	b	1,444,620
Dollar General	34,074		2,468,321
Dollar Tree	26,002	b	1,733,293
Expedia	11,704		1,377,327
GameStop, Cl. A	13,468	a	555,016
Gap	27,197		775,115
Genuine Parts	17,607		1,459,444
Home Depot	146,597		16,930,488

Kohl's	22,766		1,054,293
L Brands	29,291		2,639,998
Lowe's	106,367		7,330,814
Macy's	37,806		1,940,204
Netflix	47,870	b	4,943,056
Nordstrom	16,098		1,154,388
O'Reilly Automotive	11,506	b	2,876,500
Priceline Group	5,790	b	7,161,419
Ross Stores	46,842		2,270,432
Signet Jewelers	9,133		1,243,275
Staples	70,943		832,161
Target	72,521		5,704,502
The TJX Companies	77,098		5,506,339
Tiffany & Co.	13,113		1,012,586
Tractor Supply	15,304		1,290,433
TripAdvisor	12,531	b	789,704
Urban Outfitters	10,670	b	313,485
			104,228,357
Semiconductors & Semiconductor Equipment--2.4%
Altera	33,810		1,693,205
Analog Devices	36,000		2,030,760
Applied Materials	137,138		2,014,557
Avago Technologies	29,477		3,684,920
Broadcom, Cl. A	62,590		3,219,004
First Solar	8,210	b	350,978
Intel	540,258		16,283,376
KLA-Tencor	17,972		898,600
Lam Research	17,927		1,171,171
Linear Technology	27,188		1,097,036
Microchip Technology	22,945	a	988,700
Micron Technology	124,026	b	1,857,909
NVIDIA	59,830		1,474,810
Qorvo	16,881	b	760,489
Skyworks Solutions	21,881		1,842,599
Texas Instruments	117,195		5,803,496
Xilinx	29,317		1,243,041
			46,414,651
Software & Services--11.4%
Accenture, Cl. A	71,792		7,054,282
Activision Blizzard	57,068		1,762,831
Adobe Systems	56,747	b	4,665,738
Akamai Technologies	20,461	b	1,413,037
Alliance Data Systems	7,100	b	1,838,758
Autodesk	26,509	b	1,170,107
Automatic Data Processing	53,637		4,310,269
CA	37,391		1,020,774
Citrix Systems	17,872	b	1,238,172
Cognizant Technology Solutions,
Cl. A	69,292	b	4,338,372
Computer Sciences	15,665		961,518
eBay	125,460	b	3,066,242
Electronic Arts	35,159	b	2,382,022

Facebook, Cl. A	257,566	b	23,155,183
Fidelity National Information
Services	32,091		2,152,664
Fiserv	26,792	b	2,320,455
Google, Cl. A	33,078	b	21,116,003
Google, Cl. C	33,736	b	20,525,657
International Business Machines	102,888		14,915,673
Intuit	31,138		2,763,498
MasterCard, Cl. A	113,843		10,259,531
Microsoft	913,074		40,412,655
Oracle	371,038		13,401,893
Paychex	36,920		1,758,500
PayPal Holdings	125,460	b	3,894,278
Red Hat	20,631	b	1,482,956
salesforce.com	70,785	b	4,914,603
Symantec	79,203		1,542,082
Teradata	16,962	b	491,220
Total System Services	19,374		880,161
VeriSign	12,151	a,b	857,375
Visa, Cl. A	222,676		15,511,610
Western Union	58,351		1,071,324
Xerox	120,952		1,176,863
Yahoo!	98,164	b	2,837,921
			222,664,227
Technology Hardware & Equipment--6.4%
Amphenol, Cl. A	34,955		1,781,307
Apple	651,023		71,807,837
Cisco Systems	578,876		15,195,495
Corning	140,056		2,397,759
EMC	221,392		5,348,831
F5 Networks	8,030	b	929,874
FLIR Systems	15,671		438,631
Harris	13,952		1,020,589
Hewlett-Packard	207,102		5,303,882
Juniper Networks	40,045		1,029,557
Motorola Solutions	18,129		1,239,661
NetApp	35,140		1,040,144
QUALCOMM	179,465		9,642,654
SanDisk	23,362		1,269,257
Seagate Technology	34,521	a	1,546,541
TE Connectivity	46,100		2,760,929
Western Digital	26,264		2,086,412
			124,839,360
Telecommunication Services--2.4%
AT&T	702,031		22,872,170
CenturyLink	63,512		1,595,421
Frontier Communications	130,416		619,476
Level 3 Communications	32,189	b	1,406,337
Verizon Communications	464,824		20,224,492
			46,717,896
Transportation--2.2%
American Airlines Group	76,766		2,980,824

C.H. Robinson Worldwide	16,614		1,126,097
CSX	113,645		3,057,050
Delta Air Lines	90,845		4,076,215
Expeditors International of
Washington	22,623		1,064,412
FedEx	30,114		4,335,814
J.B. Hunt Transport Services	10,485		748,629
Kansas City Southern	12,642		1,148,905
Norfolk Southern	34,629		2,645,656
Ryder System	5,791		428,766
Southwest Airlines	75,303		2,864,526
Union Pacific	99,069		8,758,690
United Continential Holdings	43,507	b	2,308,046
United Parcel Service, Cl. B	79,699		7,865,494
			43,409,124
Utilities--3.1%
AES	73,476		719,330
AGL Resources	13,717		837,286
Ameren	28,200		1,192,014
American Electric Power	55,081		3,131,906
CenterPoint Energy	51,085		921,573
CMS Energy	31,169		1,100,889
Consolidated Edison	33,711		2,253,580
Dominion Resources	66,729		4,696,387
DTE Energy	20,625		1,657,631
Duke Energy	78,844		5,672,037
Edison International	37,473		2,363,422
Entergy	21,033		1,369,248
Eversource Energy	35,807		1,812,550
Exelon	96,787		2,874,574
FirstEnergy	47,668		1,492,485
NextEra Energy	52,487		5,120,107
NiSource	35,222		653,368
NRG Energy	38,491		571,591
Pepco Holdings	30,441		737,281
PG&E	54,601		2,882,933
Pinnacle West Capital	12,878		825,995
PPL	76,949		2,530,853
Public Service Enterprise Group	58,233		2,455,103
SCANA	15,703		883,451
Sempra Energy	26,865		2,598,383
Southern	102,682		4,589,885
TECO Energy	26,102		685,439
WEC Energy Group	37,067		1,935,639
Xcel Energy	57,487		2,035,615
			60,600,555
Total Common Stocks
(cost $920,702,534)			1,930,744,811
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 12/10/15

(cost $1,519,855)	1,520,000	[d]	1,520,126

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,742,051)	23,742,051	[e]	23,742,051
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,901,924)	2,901,924	[e]	2,901,924
Total Investments (cost $948,866,364)	100.1%		1,958,908,912
Liabilities, Less Cash and Receivables	(.1%)		(1,504,201)
Net Assets	100.0%		1,957,404,711

a	Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $25,360,226 and the value of the collateral held by the fund was $25,495,465, consisting of cash collateral of $2,901,924 and U.S.
Government & Agency securities valued at $22,593,541.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $1,010,042,548 of which $1,060,596,596 related to appreciated investment securities and $50,554,048 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.4
Pharmaceuticals, Biotech & Life Sciences	9.5
Capital Goods	7.1
Energy	6.8
Technology Hardware & Equipment	6.4
Banks	6.0
Food, Beverage & Tobacco	5.5
Retailing	5.3
Diversified Financials	4.9
Health Care Equipment & Services	4.9
Media	3.2
Utilities	3.1
Materials	2.8
Insurance	2.7
Real Estate	2.7
Food & Staples Retailing	2.4
Semiconductors & Semiconductor Equipment	2.4
Telecommunication Services	2.4
Transportation	2.2
Consumer Services	1.9
Household & Personal Products	1.9
Consumer Durables & Apparel	1.5

Short-Term/Money Market Investments	1.4
Automobiles & Components	1.0
Commercial & Professional Services	.7
100.1

STATEMENT OF FINANCIAL FUTURES
September 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2015 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	288	27,485,280	December 2015	(473,264)

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,924,500,347	-	-	1,924,500,347
Equity Securities - Foreign Common Stocks+	6,244,464	-	-	6,244,464
Mutual Funds	26,643,975	-	-	26,643,975
U.S. Treasury	-	1,520,126	-	1,520,126
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(473,264)	-	-	(473,264)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end September 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)